The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2018	R$ 282	R$ 349	R$ 236
Additions	91	148	41
Reversals	(139)	(71)	(22)
Payments	(49)	(41)	(22)
Monetary correction	20	12	11
Balance as of December 31, 2019	205	282	349
Restricted deposits for legal proceedings	(112)
Net provision of judicial deposits	93
Conversion adjustment to reporting currency		24
Discontinued operation		(139)
Business combinations			103
Exchange rate changes			2
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2018	169	221	147
Additions	39	27	16
Reversals	(106)	(9)	(10)
Payments		(1)	(13)
Monetary correction	7	1	3
Balance as of December 31, 2019	109	169	221
Restricted deposits for legal proceedings	(65)
Net provision of judicial deposits	44
Conversion adjustment to reporting currency		18
Discontinued operation		(88)
Business combinations			76
Exchange rate changes			2
Social Security And Labor [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2018	64	75	53
Additions	44	42	12
Reversals	(23)	(43)	(8)
Payments	(21)	(5)	(2)
Monetary correction	5	8	7
Balance as of December 31, 2019	69	64	75
Restricted deposits for legal proceedings	(45)
Net provision of judicial deposits	24
Conversion adjustment to reporting currency		2
Discontinued operation		(15)
Business combinations			13
Exchange rate changes
Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2018	49	53	36
Additions	8	79	13
Reversals	(10)	(19)	(4)
Payments	(28)	(35)	(7)
Monetary correction	8	3	1
Balance as of December 31, 2019	27	49	53
Restricted deposits for legal proceedings	(2)
Net provision of judicial deposits	R$ 25
Conversion adjustment to reporting currency		4
Discontinued operation		R$ (36)
Business combinations			14
Exchange rate changes